Income Tax (Recovery) Expense - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Statement [Line Items]
Applicable tax rate	25.00%	25.00%
Deferred tax assets		$ 31.5
Deductible temporary differences for which no deferred tax asset is recognised	$ 0.0	$ 126.2
Canadian Federal Income Tax [Member]
Statement [Line Items]
Applicable tax rate	15.00%	15.00%
Canadian Provincial Income Tax [Member]
Statement [Line Items]
Applicable tax rate	10.00%	10.00%